AIG Strategic Value Fund
CLASS A: SFVAX   |   CLASS C: SFVTX   |   CLASS W: SFVWX

Summary Prospectus
February 28, 2020
This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Fund’s Statutory Prospectus and Statement of Additional Information, each dated February 28, 2020, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Statutory Prospectus, which contains more information about the Fund and its risks. You can find the Statutory Prospectus and the above incorporated information online at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html. You can also get this information at no cost by calling 1-800-858-8850, by sending an email request to mutualfundinquiry@aig.com or by writing to the Trust at AIG Fund Services, Inc., Mutual Fund Operations, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from the Fund electronically by calling 1-800-858-8850 or contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 1-800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT GOAL

The investment goal of the AIG Strategic Value Fund (the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information — Sales Charge Reductions and Waivers” section on page 13 of the Fund’s Prospectus, in the “Financial Intermediary — Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the

SunAmerica Series, Inc.

AIG Strategic Value Fund
“Additional Information Regarding Purchase of Shares” section on page 93 of the Fund’s statement of additional information (“SAI”).
	Class A	Class C	Class W
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%	—
Other Expenses	0.35%	0.45%	0.85%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	1.45%	2.20%	1.60%
Fee Waiver and/or Expense Reimbursement(2)(3)	—	—	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	1.45%	2.20%	1.52%

(1)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 12 of the Prospectus for more information about the CDSCs.
(2)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 1.52% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors (the “Board”), including a majority of the directors of the Board who are not “interested persons” of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended.
(3)	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.

SunAmerica Series, Inc.

AIG Strategic Value Fund
EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AIG Strategic Value Fund
Class A Shares	$714	$1,007	$1,322	$2,210
Class C Shares	$323	$ 688	$1,180	$2,534
Class W Shares	$255	$ 480	$ 829	$1,813
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
AIG Strategic Value Fund
Class A Shares	$714	$1,007	$1,322	$2,210
Class C Shares	$223	$ 688	$1,180	$2,534
Class W Shares	$155	$ 480	$ 829	$1,813
PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategy is based on value. The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.
The principal investment technique of the Fund is to employ a “buy and hold” strategy with equity securities selected annually from the Russell 3000® Value Index. The portfolio managers select securities through extensive quantitative research, which includes the use of a multi-factor model that the portfolio managers employ to identify and rank companies within the Russell 3000® Value Index. Through this selection process, the portfolio managers will select approximately 100 securities from the Russell 3000® Value Index. The selection criteria for these securities will generally include a combination of factors that relate to profitability and valuation. The process also includes the use of a multi-factor model that is designed to control the portfolio’s volatility relative to the Russell 3000® Value Index. While the securities selection process will take place on an annual basis, the portfolio managers may, at their discretion, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund becomes a disproportionately large percentage of the Fund’s holdings or when the security substantially underperforms relative to the Russell 3000® Value Index.

SunAmerica Series, Inc.

AIG Strategic Value Fund
The Fund will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about March 1. The Fund employs a strategy to hold securities between its annual rebalancings, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally.
PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund:
Disciplined Strategy Risk. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goals. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure (e.g., using derivatives for hedging purposes), the Fund may be more susceptible to general market declines than other mutual funds.
Small- and Mid-Market Capitalization Companies Risk. The Fund invests in securities without regard to capitalization. Securities of small-cap companies, and to a lesser extent mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.
Stock Market Volatility and Securities Selection Risk. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.
PERFORMANCE INFORMATION

The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the Russell 3000® Value Index, a broad measure of market performance.
Effective March 1, 2011, the name of the Fund was changed to the SunAmerica Strategic Value Portfolio (n/k/a AIG Strategic Value Fund) and certain corresponding changes were made to the Fund’s principal investment strategies and techniques. In particular, prior to this date, the Fund was managed as a “focused” fund. Accordingly, the performance information prior to March 1, 2011 does not reflect the management of the Fund in accordance with its current investment strategy and techniques.
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

SunAmerica Series, Inc.

AIG Strategic Value Fund
AIG STRATEGIC VALUE FUND (CLASS A)
During the period shown in the bar chart, the highest return for a quarter was 12.73% (quarter ended December 31, 2011) and the lowest return for a quarter was –16.63% (quarter ended September 30, 2011).
Average Annual Total Returns (as of the periods ended December 31, 2019)
	Past One Year	Past Five Years	Past Ten Years	Class W Shares (4/20/17)
Class A	11.84%	4.34%	8.73%	N/A
Class C	16.73%	4.83%	8.63%	N/A
Class W	18.54%	N/A	N/A	6.92%
Return After Taxes on Distributions (Class A)	10.91%	3.31%	8.11%	N/A
Return After Taxes on Distributions and Sale of Fund Shares (Class A)(1)	7.66%	3.17%	7.03%	N/A
Russell 3000® Value Index	26.26%	8.20%	11.71%	9.79%

(1)	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Investment Adviser

The Fund’s investment adviser is SunAmerica.

SunAmerica Series, Inc.

AIG Strategic Value Fund
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Timothy Pettee	2013	Lead Portfolio Manager, Senior Vice President, Chief Investment Officer and Chief Investment Strategist at SunAmerica
Timothy Campion	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica
Andrew Sheridan	2013	Co-Portfolio Manager, Senior Vice President at SunAmerica
Jane Bayar Algieri	2019	Co-Portfolio Manager, Vice President at SunAmerica
Purchases and Sales of Fund Shares

A Fund’s initial investment minimums generally are as follows:
	CLASS A CLASS B AND CLASS C SHARES	CLASS W SHARES
Minimum Initial Investment	• non-retirement account: $500 • retirement account: $250 • dollar cost averaging: $500 to open; you must invest at least $25 a month.	$50,000
Minimum Subsequent Investment	• non-retirement account: $100 • retirement account: $25	N/A
You may purchase or sell shares of a Fund each day the New York Stock Exchange is open. You should contact your broker, financial adviser or financial institution, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-800-858-8850, by regular mail (AIG Funds, P.O. Box 219186, Kansas City, MO 64121-9186), by express, certified and registered mail (AIG Funds, 430 West 7th Street, Suite 219186, Kansas City, MO 64105-1407), or via the Internet at www.aig.com/funds.
TAX INFORMATION

Fund dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SunAmerica Series, Inc.

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